Significant capital and funding transactions	9 Months Ended
Jul. 31, 2019
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Significant capital and funding transactions

Note 9 Significant capital and funding transactions

Preferred shares

On November 2, 2018, we issued 14 million Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BO at a price of $25 per share, for total gross proceeds of $350 million. For the initial five year period to the earliest redemption date of February 24, 2024, the Series BO Preferred Shares pay quarterly cash dividends, if declared, at a rate of 4.8% per annum. The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus a premium of 2.38%. Holders have the option to convert their shares into Non-Cumulative Floating Rate First Preferred Shares, Series BP, subject to certain conditions, on the earliest redemption date and every fifth year thereafter at a rate equal to the 3-month Government of Canada Treasury Bill yield plus 2.38%. Subject to the consent of OSFI and the requirements of the Bank Act (Canada), we may redeem the Series BO Preferred Shares in whole or in part at a price per share of $25 on the earliest redemption date and every fifth year thereafter. The Series BO Preferred Shares include NVCC provisions which are necessary for the shares to qualify as Tier 1 regulatory capital.

On November 24, 2018, we redeemed all 10 million Non-Cumulative First Preferred Shares Series AD at a price of $25 per share.

On February 24, 2019, we redeemed all 2.4 million Non-Cumulative First Preferred Shares Series AK, all 13.6 million Non-Cumulative 5 year Rate Reset First Preferred Shares Series AJ, and all 12 million Non-Cumulative 5-year Rate Reset First Preferred Shares Series AL, at a price of $25 per share.

Subordinated Debt

On July 17, 2019, we redeemed all $1,000 million of our outstanding NVCC 3.04% subordinated debentures due on July 17, 2024 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.

On July 25, 2019, we issued $1,500 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 2.74% per annum until July 25, 2024, and at the three-month Canadian Dollar Offered Rate plus 0.98% thereafter until their maturity on July 25, 2029.

Common shares issued (1)

	For the three months ended
	July 31, 2019		July 31, 2018
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	545	$38	440	$24
Purchased for cancellation (3)	(1,914)	(24)	(1,283)	(16)
	(1,369)	$14	(843)	$8

	For the nine months ended
	July 31, 2019		July 31, 2018
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	1,230	$87	1,105	$69
Purchased for cancellation (3)	(5,705)	(70)	(12,837)	(157)
	(4,475)	$17	(11,732)	$(88)

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and nine months ended July 31, 2019 and July 31, 2018, our DRIP’s requirements were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)	During the three months ended July 31, 2019, we purchased for cancellation common shares at a total fair value of $197 million (average cost of $102.82 per share), with a book value of $24 million (book value of $12.28 per share). During the nine months ended July 31, 2019, we purchased for cancellation common shares at a total fair value of $556 million (average cost of $97.36 per share), with a book value of $70 million (book value of $12.26 per share). During the three months ended July 31, 2018, we purchased for cancellation common shares at a total fair value of $128 million (average cost of $99.21 per share), with a book value of $16 million (book value of $12.23 per share). During the nine months ended July 31, 2018, we purchased for cancellation common shares at a total fair value of $1,275 million (average cost of $99.28 per share), with a book value of $157 million (book value of $12.22 per share).